CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
RESEARCH AND DEVELOPMENT EXPENSES	$ (19,808)	$ (19,510)	$ (11,177)
SALES AND MARKETING EXPENSES	(1,362)	(1,693)	(1,352)
GENERAL AND ADMINISTRATIVE EXPENSES	(4,435)	(4,037)	(3,984)
OPERATING LOSS	(25,605)	(25,240)	(16,513)
NON-OPERATING INCOME (EXPENSES), NET	2,397	(260)	214
FINANCIAL INCOME	719	1,169	480
FINANCIAL EXPENSES	(473)	(21)	(22)
NET LOSS AND COMPREHENSIVE LOSS	$ (22,962)	$ (24,352)	$ (15,841)
LOSS PER ORDINARY SHARE - BASIC AND DILUTED	$ (0.21)	$ (0.27)	$ (0.28)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	108,595,702	89,970,713	56,144,727